Loans payable - TMS Device Loans (Details) - TMS device loans - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022
Loans payable
Average Interest Rate			9.30%
Average monthly blended payment			$ 1,538
Repayment of loans during the year	$ 52,265	$ 122,010